Equity (Common Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends Payable [Line Items]
Dividend Per Share													$ 1.575	$ 1.475	$ 1.325
Dividend Aggregate													$ 1,736	$ 1,653	$ 1,499
Common stock
Dividends Payable [Line Items]
Declaration Date	Oct. 25, 2016	Jul. 07, 2016	Apr. 26, 2016	Jan. 06, 2016	Oct. 27, 2015	Jul. 07, 2015	Apr. 28, 2015	Jan. 06, 2015	Oct. 28, 2014	Jul. 07, 2014	Apr. 22, 2014	Jan. 06, 2014
Record Date	Nov. 07, 2016	Aug. 08, 2016	May 09, 2016	Feb. 05, 2016	Nov. 06, 2015	Aug. 07, 2015	May 11, 2015	Feb. 06, 2015	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 06, 2014
Payment Date	Dec. 13, 2016	Sep. 13, 2016	Jun. 13, 2016	Mar. 14, 2016	Dec. 11, 2015	Sep. 11, 2015	Jun. 12, 2015	Mar. 13, 2015	Dec. 12, 2014	Sep. 12, 2014	Jun. 13, 2014	Mar. 13, 2014
Dividend Per Share	$ 0.400	$ 0.400	$ 0.400	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.350	$ 0.35	$ 0.350	$ 0.350	$ 0.275
Dividend Aggregate	$ 441	$ 441	$ 441	$ 413	$ 419	$ 420	$ 420	$ 394	$ 398	$ 395	$ 395	$ 311	$ 1,736	$ 1,653	$ 1,499